SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating cash flows used by operating leases	$ 8,317	$ 6,662
Operating cash flows used by finance leases	166	390
Financing cash flows used by finance leases	2,403	3,108
Operating leases	5,855	1,945
Finance leases	7,679
Derecognition of prepaid rent during the year ended:		$ 683
Weighted-average remaining lease term - Operating leases	12 years 10 months 2 days	14 years 3 months 14 days
Weighted-average remaining lease term - Finance leases	2 years 8 months 4 days	1 year 4 months 6 days
Weighted average discount rate for operating leases	7.60%	7.39%
Weighted average discount rate for finance leases	7.07%	5.88%
Accounting Standards Update 2016-02 [Member]
Operating leases		$ 33,651
Finance leases		10,771
Derecognition of prepaid rent during the year ended:		93
Derecognition of tenant improvements upon adoption of ASC 842		362
Modifications of Right of Use Assets [Member]
Operating leases	2,360
Finance leases